SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8:-	SHAREHOLDERS’ EQUITY

a.	General:

All Ordinary shares, options, per share data and exercise price included in these financial statements for all periods presented have been retroactively adjusted to reflect the issuance on January 26, 2014 of 6.55-to-one bonus shares (equivalent to a 7.55-for-1 stock split).

b.	Share capital:

The Ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any, declared by the Company.

c.	Issuances of share:

1.
In June 2013, the Company entered into a share purchase agreement according to which, the Company issued a total of 2,130,159 Ordinary shares in consideration of $2,024, in two equal installments in 2013 and January 2014.

Prior to the closing of the share purchase agreement above and as a condition to it, the Company affected an equity restructuring, under which, all of the Company’s Preferred shares (566,357 Preferred A shares) were converted into Ordinary shares at a 1:1 ratio. As a result and in accordance with ASC 718-20-35-6, the Company recorded compensation expense in the amount of $183 and a deemed dividend in the amount of $26 in the year ended December 31, 2013.

2.	On February 6, 2014, the Company issued 782,537 Ordinary shares to private placement investors in consideration of $4,368, net.

3.
On August 5, 2014, the Company completed a successful IPO of 3,200,000 Ordinary shares at a price of $11.00 per share generating net proceeds of $31,405, after deducting underwriting discounts and commissions and other issuance expenses.

d.	2013 Incentive option plan:

In December 2013, the Company authorized through its 2013 incentive option plan (the “2013 Plan”) the grant of options to officers, directors, advisors, management and other key employees. The options granted have a graded vesting schedule of generally four years and expire ten years after the grant date.

A summary of the Company’s options activity (for employees and directors) under the 2013 Plan is as follows:

	Year ended December 31,
	2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	783,332	$4.47	403,110	$0.0004
Granted	1,300,170	6.58	380,222	9.21

Outstanding at end of year	2,083,502	5.79	783,332	4.47

Vested and expected to vest	2,083,502	5.79	783,332	4.47

Options exercisable at the end of the year	834,650	$4.98	429,589	$1.33

As of December 31, 2015, the weighted-average remaining contractual term of the outstanding and exercisable options is 8.52 years and 7.07 years; the aggregated intrinsic value of the outstanding and exercisable options is $1,585 and $1,575 respectively. As of December 31, 2015, the unrecognized compensation cost of $3,495 to be recognized through December 31, 2019.

The options outstanding as of December 31, 2015, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
0.0004 - 0.95	411,630	6.57	0.02	408,432	6.56	0.01
5.08 - 5.60	779,603	9.76	5.36	-	-	-
6.04 - 7.17	142,500	7.69	6.22	50,000	5.62	6.49
8.47 - 11.00	749,769	8.45	9.32	376,218	7.83	10.16

0.0004 - 11.00	2,083,502	8.52	5.79	834,650	7.07	4.98

e.	Options granted to service providers:

The Company granted options to certain service providers and accounted for these options in accordance with ASC 505-50, “Equity-Based payment to non-employees”.

The outstanding options granted to the Company’s service providers are as follows:

		Exercise
Grant Date	Number of Options *)	Price	Expiration Date

December 2, 2014	20,000	7.78	December 2, 2024

*) All options were fully vested on the grant date.

f.	Share-based payment:

Share based compensation expense recognized in the consolidated statement of operations is as follows:

	Year ended
	December 31,
	2015	2014	2013

Research and development expenses	$381	$83	$44

Pre-commercialization expenses	159	-	-

General and administrative expenses	2,083	653	210

	$2,623	$736	$254